Segments	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segments
3.           Segments
The chief operating decision maker (“CODM”) reviews the Group's ongoing underwriting operations across two operating segments: Insurance and Reinsurance. In determining how to allocate resources and assess the performance of the Group's underwriting results, management considers many factors including the nature of the insurance product offered, the risks that are covered and the nature of the client.
•The Insurance segment comprises a specialized portfolio of risks that includes Property, Marine, Asset Backed Finance & Portfolio Credit, Aviation & Aerospace, Political Risk, Violence & Terror, Energy, Cyber, and Other Insurance risks.
•The Reinsurance segment is primarily a residential property catastrophe book, which includes Property and Retro & Whole Account reinsurance.
The Group also has an “Other” category that includes general and administrative expenses and The Fidelis Partnership commissions.
Assets are not allocated to segments, nor are general and administrative expenses allocated between segments as employees, including underwriters, may work across different segments. The Fidelis Partnership commissions (see Note 12, Related Party Transactions) are not allocated to segments as they are not included in the measure of segment profit reviewed by the CODM, nor is a segment analysis of such expenses provided in other information reviewed by the CODM.
Prior to the fourth quarter of 2024, we reported our results across three operating segments (Specialty, Bespoke and Reinsurance), organized on the basis of insurance and reinsurance lines of business. In the fourth quarter of 2024, our CODM’s view of the business, how resources are allocated, and how performance is assessed was amended so that the Bespoke segment was incorporated into the Specialty segment, and the Specialty segment was subsequently renamed as the Insurance segment. The results for the three and six months ended June 30, 2024 have been reclassified to conform to the new structure.
The following tables summarize the Group's segment disclosures:

	Three Months Ended June 30, 2025
	Insurance	Reinsurance	Other	Total
Gross premiums written	$902.3	$316.7	$—	$1,219.0
Net premiums written	546.2	152.7	—	698.9
Net premiums earned	458.9	79.1	—	538.0
Losses and loss adjustment expenses	(291.8)	(4.9)	—	(296.7)
Policy acquisition expenses	(148.9)	(20.1)	(70.6)	(239.6)
General and administrative expenses	—	—	(22.3)	(22.3)
Underwriting income/(loss)	18.2	54.1		(20.6)
Net investment income				44.6
Net realized and unrealized investment gains				6.7
Corporate and other expenses				(1.2)
Net foreign exchange gains				2.0
Financing costs				(9.3)
Income before income taxes				22.2
Income tax expense				(2.5)
Net income				$19.7

Losses and loss adjustment expenses incurred - current year	(178.4)	(29.1)		$(207.5)
Losses and loss adjustment expenses incurred - prior accident years	(113.4)	24.2		(89.2)
Losses and loss adjustment expenses incurred - total	$(291.8)	$(4.9)		$(296.7)

Underwriting Ratios(1)
Loss ratio - current year	38.9%	36.8%		38.5%
Loss ratio - prior accident years	24.7%	(30.6%)		16.6%
Loss ratio - total	63.6%	6.2%		55.1%
Policy acquisition expense ratio	32.4%	25.4%		31.4%
Underwriting ratio	96.0%	31.6%		86.5%
The Fidelis Partnership commissions ratio				13.1%
General and administrative expense ratio				4.1%
Combined ratio				103.7%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Three Months Ended June 30, 2024
	Insurance	Reinsurance	Other	Total
Gross premiums written	$847.3	$345.9	$—	$1,193.2
Net premiums written	452.6	217.3	—	669.9
Net premiums earned	441.9	59.2	—	501.1
Losses and loss adjustment expenses	(221.9)	(0.8)	—	(222.7)
Policy acquisition expenses	(124.5)	(17.8)	(75.0)	(217.3)
General and administrative expenses	—	—	(24.4)	(24.4)
Underwriting income	95.5	40.6		36.7
Net investment income				46.0
Net realized and unrealized investment losses				(7.0)
Corporate and other expenses				(1.6)
Net foreign exchange losses				(2.6)
Financing costs				(8.6)
Income before income taxes				62.9
Income tax expense				(9.2)
Net income				$53.7

Losses and loss adjustment expenses incurred - current year	(278.8)	(12.5)		$(291.3)
Losses and loss adjustment expenses incurred - prior accident years	56.9	11.7		68.6
Losses and loss adjustment expenses incurred - total	$(221.9)	$(0.8)		$(222.7)

Underwriting Ratios(1)
Loss ratio - current year	63.1%	21.2%		58.1%
Loss ratio - prior accident years	(12.9%)	(19.8%)		(13.7%)
Loss ratio - total	50.2%	1.4%		44.4%
Policy acquisition expense ratio	28.2%	30.1%		28.4%
Underwriting ratio	78.4%	31.5%		72.8%
The Fidelis Partnership commissions ratio				15.0%
General and administrative expense ratio				4.9%
Combined ratio				92.7%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Six Months Ended June 30, 2025
	Insurance	Reinsurance	Other	Total
Gross premiums written	$2,169.3	$772.6	$—	$2,941.9
Net premiums written	1,355.1	370.2	—	1,725.3
Net premiums earned	970.8	170.2	—	1,141.0
Losses and loss adjustment expenses	(573.2)	(152.7)	—	(725.9)
Policy acquisition expenses	(297.1)	(39.8)	(149.0)	(485.9)
General and administrative expenses	—	—	(44.3)	(44.3)
Underwriting income/(loss)	100.5	(22.3)		(115.1)
Net investment income				94.1
Net realized and unrealized investment gains				12.6
Corporate and other expenses				(1.2)
Net foreign exchange losses				(0.5)
Financing costs				(18.0)
Loss before income taxes				(28.1)
Income tax benefit				5.3
Net loss				$(22.8)

Losses and loss adjustment expenses incurred - current year	(467.3)	(210.2)		$(677.5)
Losses and loss adjustment expenses incurred - prior accident years	(105.9)	57.5		(48.4)
Losses and loss adjustment expenses incurred - total	$(573.2)	$(152.7)		$(725.9)

Underwriting Ratios(1)
Loss ratio - current year	48.1%	123.5%		59.4%
Loss ratio - prior accident years	10.9%	(33.8%)		4.2%
Loss ratio - total	59.0%	89.7%		63.6%
Policy acquisition expense ratio	30.6%	23.4%		29.5%
Underwriting ratio	89.6%	113.1%		93.1%
The Fidelis Partnership commissions ratio				13.1%
General and administrative expense ratio				3.9%
Combined ratio				110.1%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Six Months Ended June 30, 2024
	Insurance	Reinsurance	Other	Total
Gross premiums written	$2,034.1	$673.4	$—	$2,707.5
Net premiums written	1,132.6	315.4	—	1,448.0
Net premiums earned	883.6	105.5	—	989.1
Losses and loss adjustment expenses	(419.7)	14.7	—	(405.0)
Policy acquisition expenses	(254.6)	(23.9)	(151.7)	(430.2)
General and administrative expenses	—	—	(48.0)	(48.0)
Underwriting income	209.3	96.3		105.9
Net investment income				87.0
Net realized and unrealized investment losses				(16.0)
Corporate and other expenses				(1.6)
Net foreign exchange losses				(0.1)
Financing costs				(17.2)
Income before income taxes				158.0
Income tax expense				(23.1)
Net income				$134.9

Losses and loss adjustment expenses incurred - current year	(519.3)	(21.3)		$(540.6)
Losses and loss adjustment expenses incurred - prior accident years	99.6	36.0		135.6
Losses and loss adjustment expenses incurred - total	$(419.7)	$14.7		$(405.0)

Underwriting Ratios(1)
Loss ratio - current year	58.8%	20.2%		54.6%
Loss ratio - prior accident years	(11.3%)	(34.1%)		(13.7%)
Loss ratio - total	47.5%	(13.9%)		40.9%
Policy acquisition expense ratio	28.8%	22.7%		28.2%
Underwriting ratio	76.3%	8.8%		69.1%
The Fidelis Partnership commissions ratio				15.3%
General and administrative expense ratio				4.9%
Combined ratio				89.3%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.